Segment Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sales
Revenues	$ 133,222	$ 171,596
Net Sales	133,222	171,596
Cost of Goods Sold	0	21,645
Gross Profit	133,222	149,951
Sales, marketing and support
Marketing costs	60,695	148,093
Professional fees	33,108	51,838
Amortization	14,800	4,800
Consulting	886,105	5,133
General and Administrative costs	31,392	4,459
Loss on Impairment	0	5,000
Net Income (Loss) Before Taxes	$ (892,877)	$ (69,372)